Commitments (Details) - Brenco [Member] R$ in Thousands	12 Months Ended
	Jun. 30, 2019 BRL (R$) N	Jun. 30, 2018 BRL (R$) N	Jun. 30, 2017 BRL (R$) N
LegalEntityLineItems [Line Items]
Number of sugarcane (tons) | N	761,996	842,960	720,548
Net revenue from sugarcane | R$	R$ 73,480	R$ 81,375	R$ 59,811